OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of other investments
 A summary of our other investments is as follows:
	December 31,
	2015	2014
	(in thousands)

Other investment note due 2015; interest at 10.00%	$—	$5,439
Other investment note due 2020; interest at 10.00%	23,000	20,000
Other investment note due 2023; interest at 9.00%	5,470	—
Other investment note due 2030; interest at 6.66%	26,966	—
Other investment notes outstanding (1)	36,823	23,513
Other investments, gross	92,259	48,952
Allowance for loss on other investments	(2,960)	—
Total other investments	$89,299	$48,952
(1)	Other investment notes have maturity dates through 2027 and interest rates ranging from 6.50% to 12.0%.